Note 16 - Subsequent Events (Details Textual) - USD ($)					3 Months Ended		12 Months Ended
	Jun. 14, 2021	May 11, 2021	Mar. 24, 2020	Nov. 15, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Proceeds from Divestiture of Businesses					$ 200,000	$ 0
Class of Warrant or Right, Exercised During Period (in shares)							35,798,809	17,563,000
Proceeds from Warrant Exercises					$ 62,660	$ 151,202	$ 1,075,396	$ 1,274,790
Subsequent Event [Member]
Class of Warrant or Right, Exercised During Period (in shares)	1,672,000
Class of Warrant or Right, Exercised During Period, Exercise Price (in dollars per share)	$ 0.03
Proceeds from Warrant Exercises	$ 50,160
Teco [Member]
Proceeds from Divestiture of Businesses		$ 200,000	$ 4,000,000	$ 4,000,000
Teco [Member] | Subsequent Event [Member]
Proceeds from Divestiture of Businesses		$ 200,000